UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY, August 11, 2010
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     36
Form 13F Information Table Value Total:     108,609

Goldman Capital Management Inc.
Form 13F-610


								Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 			Sole	Shared	None

Abaxis Inc			COM		002567105	4027	187903	SH		187903			187903
Advanced Photonix Inc-Cl A	COM		00754E107	158	360000	SH		360000			360000
American Medical Alert Corp	COM		027904101	2928	493000	SH		493000			493000
American Safety Insurance Hold	COM		G02995101	7901	502600	SH		502600			502600
Cadiz Inc New			COM		12753207	3824	316800	SH		316800			316800
Columbia Laboratories Inc	COM		197779101	5246	4949200	SH		4949200			4949200
Ditech Networks Inc		COM		25500T108	222	175000	SH		175000			175000
Dot Hill Sys Corp		COM		25848T109	6891	5790500	SH		5790500			5790500
Emrise Corp			COM		29246J101	110	230000	SH		230000			230000
Gametech International Inc	COM		36466D102	528	733000	SH		733000			733000
Gp Strategies Corp		COM		36225V104	2869	395321	SH		395321			395321
Hackett Group Inc		COM		404609109	135	48000	SH		48000			48000
Hypercom Corp			COM		44913M105	1369	295000	SH		295000			295000
Imageware Systems Inc.		COM		45245S108	974	2730721	SH		2730721			2730721
Imergent Inc			COM		45247Q100	3714	1014700	SH		1014700			1014700
Lifetime Brands Inc		COM		53222Q103	10209	698300	SH		698300			698300
Mdc Partners Inc New Cl A Subo	COM		552697104	9390	879200	SH		879200			879200
Medical Nutrition USA Inc	COM		58461X107	1185	300000	SH		300000			300000
Mosys Inc			COM		619718109	10687	2217850	SH		2217850			2217850
National Patent Development Co	COM		637132101	369	246100	SH		246100			246100
Newport Digital Tech Inc	COM		651833105	102	2000000	SH		2000000			2000000
Nova Measuring Instruments Ltd	COM		M7516K103	2070	496500	SH		496500			496500
Park City Group Inc New		COM		700215304	4976	1309469	SH		1309469			1309469
Photomedex Inc			COM		719358103	1469	281922	SH		281922			281922
Radiant Logistics Inc		COM		75025X100	216	800000	SH		800000			800000
Remedent Inc			COM		75954T104	22	85000	SH		85000			85000
S1 Corp				COM		78463B101	124	20600	SH		20600			20600
Scolr Pharma Inc		COM		78402X107	525	1250646	SH		1250646			1250646
Star Scientific Inc Com		COM		85517P101	8954	5459500	SH		5459500			5459500
Thomas Group Inc		COM		884402108	560	875755	SH		875755			875755
Trinity Biotech Plc New ADR	COM		896438306	11321	1865000	SH		1865000			1865000
Trintech Group Plc		COM		896682200	150	30000	SH		30000			30000
Unigene Laboratories Inc	COM		904753100	1612	2040500	SH		2040500			2040500
Universal Electronics Inc	COM		913483103	2361	142000	SH		142000			142000
Westmoreland Coal Corp		COM		960878106	958	118000	SH		118000			118000
Williams Controls Inc New	COM		969465608	453	50000	SH		50000			50000


Total								108609